Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Revenues
Premium mobile Internet services	$ 36,202	$ 15,268	$ 5,014
Other services	4,469	2,427	250
Total net revenues	40,671	17,695	5,264
Cost of revenues	(8,057)	(5,193)	(2,812)
Gross profit	32,614	12,502	2,452
Operating expenses
Selling and marketing expenses	(7,955)	(4,436)	(3,344)
General and administrative expenses	(14,024)	(14,750)	(2,139)
Research and development expenses	(5,095)	(2,959)	(2,312)
Total operating expenses	(27,074)	(22,145)	(7,795)
(Loss)/Income from operations	5,540	(9,643)	(5,343)
Interest income	1,342	234	159
Realized gain/(loss) on available-for-sale investments	29	(102)	47
Foreign exchange (loss)/gain, net	3,011	(46)	(2)
Other (expense)/income, net	306	135	(12)
(Loss)/Income before income taxes	10,228	(9,422)	(5,151)
Income tax expense	(97)	(401)	0
Share of (loss)/profit from an associate	119	(7)	0
Net (loss)/income	10,250	(9,830)	(5,151)
Net loss attributable to the non-controlling interest	1	3	1
Net (loss)/income attributable to NetQin Mobile Inc.	10,251	(9,827)	(5,150)
Accretion of redeemable convertible preferred shares	(535)	(1,533)	(1,393)
Beneficial conversion feature of redeemable convertible preferred shares	0	(5,693)	0
Allocation of net income to participating preferred shareholders	(1,595)	0	0
Net (loss)/income attributable to common shareholders	8,121	(17,053)	(6,543)
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	130	19	13
Selling and Marketing Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	1,923	102	35
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	7,895	12,299	1,087
Research and Development Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 724	$ 146	$ 43
Common share [Member]
Operating expenses
Net (loss)/earnings per share, basic	$ 0.05	$ (0.34)	$ (0.15)
Net (loss)/earnings per share, diluted	$ 0.04	$ (0.34)	$ (0.15)
Weighted average number of common shares outstanding:
Basic	173,373,462	49,683,230	42,251,533
Diluted	193,537,974	49,683,230	42,251,533
ADS [Member]
Operating expenses
Net (loss)/earnings per share, basic	$ 0.23	$ (1.72)	$ (0.77)
Net (loss)/earnings per share, diluted	$ 0.21	$ (1.72)	$ (0.77)
Weighted average number of common shares outstanding:
Basic	34,674,692	9,936,646	8,450,307
Diluted	38,707,594	9,936,646	8,450,307